ACQUISITION OF M2M BUSINESS OF ANYDATA Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 16, 2013 M2M Business of ANYDATA [Member]
Business Acquisition [Line Items]
Cash consideration	$ 0	$ 55,218	$ 0	$ 5,200
Goodwill	$ 102,718	$ 97,961	$ 89,961	$ 2,061